Share-based compensation (Details Narrative) - USD ($) $ in Thousands				6 Months Ended
	Feb. 25, 2025	Dec. 12, 2024	Oct. 31, 2024	Mar. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost				$ 3,997
Common Class A [Member] | PX SPAC CAPITAL INC [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted	1,400,000	1,000,000
Shares been vested when granted				1,700,000
Ordinary shares unvested				700,000
Common Class A [Member] | 2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued			7,000,000